Share-based Compensation (Tables)	6 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The table below identifies the RSU activity under the 2019 AEP:

	Number of RSUs	Weighted Average Grant Date Fair Value Per RSU(1)
Outstanding as of March 31, 2023	11,601,185	$54.47
Granted	2,603	54.51
Cancelled and forfeited	173,437	54.51
Outstanding as of September 30, 2023	11,430,351	$54.47
Expected to vest as of September 30, 2023	11,430,351	$54.47
(1)As of March 31, 2023, 2019 AEP outstanding awards were liability-classified with a weighted average fair value per RSUs of $23.33. For periods presented prior to the IPO, the average grant date fair value per RSU represents the modification fair value at IPO.
The table below identifies the RSU activity under the 2019 EIP:

	Number of RSUs	Weighted Average Grant Date Fair Value Per RSU(1)
Outstanding as of March 31, 2023	192,999	$51.00
Granted	—
Vested	192,999	51.00
Cancelled and forfeited	—
Outstanding as of September 30, 2023	—	$—
Expected to vest as of September 30, 2023	—	$—
(1)As of March 31, 2023, 2019 EIP outstanding awards were liability-classified with a weighted average fair value per RSUs of $37.43. For periods presented prior to the IPO, the average grant date fair value per RSU represents the modification fair value at IPO.
The table below identifies the All Employee Awards activity under the 2022 RSU Plan:

	Number of RSUs	Weighted Average Grant Date Fair Value Per RSU
Outstanding as of March 31, 2023	11,129,734	$35.87
Granted	17,134,484	43.68
Vested	351,022	31.28
Cancelled and forfeited	454,247	39.93
Outstanding as of September 30, 2023	27,458,949	$40.69
Expected to vest as of September 30, 2023	27,458,949	$40.69
The table below identifies the Executive Awards activity under the 2022 RSU Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	—
Executed Awards converted from liability awards	1,875,202	$51.00
Granted	—	—
Vested	588,235	51.00
Cancelled and forfeited	—
Outstanding as of September 30, 2023	1,286,967	$51.00
Expected to vest as of September 30, 2023	1,286,967	$51.00
(1)    Awards and weighted average grant date per share exclude shares related to Annual Awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Share-based Compensation Cost
A summary of share-based compensation cost recognized on the Condensed Consolidated Income Statements is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
Cost of sales	$20	$2	$26	$3
Selling, general and administrative	149	12	198	18
Research and development	349	32	452	38
Total	$518	$46	$676	$59